[USAA EAGLE LOGO (R)]
USAA CORNERSTONE AGGRESSIVE FUND
SUPPLEMENT DATED DECEMBER 22, 2015
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Aggressive Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s Fees and Expenses. The Fees and Expense table found on page 33 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.14%
Total Annual Operating Expenses	1.54%
Reimbursement From Adviser	(0.30)% (a)
Total Annual Operating Expenses After Reimbursement	1.24% (b)

(a) USAA Asset Management Company (the Adviser) has agreed, through October 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2016.

(b) The expense information in the table has been restated to reflect current fees.

98466-1215

[USAA EAGLE LOGO (R)]                        USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
SUPPLEMENT DATED DECEMBER 22, 2015
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Moderately Aggressive Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s Fees and Expenses. The Fees and Expense table found on page 24 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee (fluctuates based on the Fund’s performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.18%*
* The expense information in the table has been restated to reflect current fees

98467-1215

[USAA EAGLE LOGO (R)]
USAA CORNERSTONE MODERATE FUND
SUPPLEMENT DATED DECEMBER 22, 2015
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Moderate Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s Fees and Expenses. The Fees and Expense table found on page 16 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee (fluctuates based on the Fund’s performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.09%
Total Annual Operating Expenses	1.23%
Reimbursement From Adviser	(0.14)%(a)
Total Annual Operating Expenses After Reimbursement	1.09%(b)

(a) USAA Asset Management Company (the Adviser) has agreed, through October 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2016.

(b) The expense information in the table has been restated to reflect current fees.

98468-1215

[USAA EAGLE LOGO (R)]
USAA GROWTH AND TAX STRATEGY FUND
SUPPLEMENT DATED DECEMBER 22, 2015
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Growth and Tax Strategy Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s Fees and Expenses. The Fees and Expense table found on page 1 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee (fluctuates based on the Fund’s performance relative to a securities market index)	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.35%
Total Annual Operating Expenses	0.84%*
*The expense information in the table has been restated to reflect current fees.

98469-1215

[USAA EAGLE LOGO (R)]
USAA S&P 500 INDEX FUND
Reward Shares and Member Shares
SUPPLEMENT DATED DECEMBER 22, 2015
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA S&P 500 Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s average annual total returns.

The average annual total returns table found on page 5 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS
For The Periods Ended December 31, 2014

	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500 Index Fund Member Shares
Return Before Taxes*	13.38%	15.16%	7.44%
Return After Taxes on Distributions*	12.92%	14.61%	7.04%
Return After Taxes on Distributions and Sale of Fund Shares*	7.92%	12.25%	6.05%
	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500 Index Fund Reward Shares
Return Before Taxes*	13.53%	15.30%	7.57%
Index
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

* excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98465-1215